Equity Accounted Investees	12 Months Ended
Dec. 31, 2019
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Equity Accounted Investees
Note 10. Equity Accounted Investees
As of December 31, 2019 and 2018, Company’s equity accounted investees are as follows:

			Ownership Percentage		Carrying Value
Investee	Principal Activity	Place of Incorporation	December 31, 2019	December 31, 2018	December 31, 2019		December 31, 2018
Heineken (1) (2)	Beverages	The Netherlands	14.8%	14.8%	Ps.	83,789	Ps.	83,461
Coca-Cola FEMSA:
Joint ventures:
Compañía Panameña de Bebidas, S.A.P.I. de C.V.	Beverages	Mexico	50.0%	50.0%		486		1,550
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%		172		162
Fountain Agua Mineral, L.T.D.A.	Beverages	Brazil	50.0%	50.0%		851		826
Associates :
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”)	Sugar production	Mexico	36.4%	36.4%		3,274		3,120
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”)	Canned bottling	Mexico	26.5%	26.5%		194		179
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”)	Recycling	Mexico	35.0%	35.0%		121		129
Jugos del Valle, S.A.P.I. de C.V.	Beverages	Mexico	28.8%	26.3%		1,929		1,571
Leao Alimentos e Bebidas, L.T.D.A.	Beverages	Brazil	24.7%	24.7%		1,931		2,084
Other investments in Coca-Cola FEMSA’s companies	Various	Various	Various	Various		793		897
FEMSA Comercio:
Raizen Conveniências (4)	Proximity	Brazil	50.0%	—		3,410		—
Other investments (1) (3)	Various	Various	Various	Various		520		336

					Ps.	97,470	Ps.	94,315

(1)	Associate.
(2)
As of December 31, 2019 and 2018 comprised of 8.63% of Heineken, N.V. and 12.26% of Heineken Holding, N.V., which represents an economic interest of 14.76% in Heineken Group. The Company has significant influence, mainly, due to the fact that it participates in the Board of Directors of Heineken Holding, N.V. and the Supervisory Board of Heineken N.V.; and for the material transactions between the Company and Heineken Group.

(3)	Joint ventures.
(4)
On November 1, 2019, FEMSA Comercio – Proximity Division closed the acquisition of a 50% interest of Raízen Conveniências. The consideration amounted to R$ 357 million paid in cash and R$367 through notes payable, and such amounts include FEMSA Comercio’s prorrata portion of the investment requirements for the initial period of operations of the joint venture. Raízen is a company formed in 2010 from Cosan and Royal Dutch Shell in Brazil. The Joint Venture between FEMSA Comercio – Proximity Division and Raízen is limited to the convenience and proximity store business and excludes any other Raízen operations.

During 2019, Coca-Cola FEMSA received dividends from Promotora Mexicana de Embotelladores, S.A. de C.V. for the amount of Ps. 1 and during 2018, Coca-Cola FEMSA received dividends from Industria Envasadora de Querétaro, S.A. de C.V. for the amount of Ps. 8.

During 2019 Coca-Cola FEMSA made capital contributions to Jugos del Valle, S.A.P.I. de C.V. and Promotora Industrial Azucarera, S.A. de C.V. in the amounts of Ps. 204 and Ps. 111, respectively, there were no changes in the ownership percentage of Promotora Industrial Azucarera, S.A. de C.V. as a result of capital contributions made by the other shareholders. During 2018 the Company made capital contributions to Jugos del Valle, S.A.P.I. de C.V. and Promotora Industrial Azucarera, S.A. de C.V. in the amounts of Ps. 73 and Ps. 146, respectively, there were no changes in the ownership percentage as a result of capital contributions made by the other shareholders. During 2018, there was a spin-off
for our investment in UBI 3 resulted in a loss of Ps. 333 capitalized.
As of December 31, 2019
and
2018, Coca-Cola FEMSA recognized an impairment, in their investment Compañía Panameña de Bebidas, S.A.P.I. de C.V., for an amount of Ps. 948 and Ps. 432 million charged as other expenses line, respectively. The Company will continue to monitor the results of this investment in conjunction with its partner The Coca-Cola Company, looking for alternatives to improve the business profitability in the near future.
On April 30, 2010, the Company acquired an economic interest of 20% of Heineken Group. Heineken’s main activities are the production, distribution and marketing of beer worldwide. On September 18, 2017, the Company concluded the sale of a portion of its investment, representing 5.2% combined economic interest, consisting of 22,485,000 Heineken N.V. shares and 7,700,000 Heineken Holding N.V. shares at the price of €. 84.50 and €. 78.00 per share, respectively, see Note 4.2. The Company recognized an equity income of Ps. 6,428, Ps. 6,478 and Ps. 7,847 net of taxes based on its economic interest in Heineken Group for the years ended December 31, 2019, 2018 and 2017, respectively. The economic interest for the year 2019 and 2018 was 14.8%. The Company’s share of the net income attributable to equity holders of Heineken Group exclusive of amortization of adjustments amounted to Ps. 6,885 (€. 319 million), Ps. 6,320 (€. 281 million) and Ps. 7,656 (€. 357 million), for the years ended December 31, 2019, 2018 and 2017, respectively. Summarized financial information in respect of the associate Heineken Group accounted for under the equity method is set out below.

	December 31, 2019				December 31, 2018
Amounts in millions	Peso		Euro		Peso		Euro
Total current assets	Ps.	177,829	€.	8,419	Ps.	205,662	€.	9,125
Total non-current assets		804,443		38,085		744,350		33,026
Total current liabilities		259,952		12,307		235,052		10,429
Total non-current liabilities		356,671		16,886		360,928		16,014
Total equity		365,648		17,311		354,032		15,708
Equity attributable to equity holders (1)		341,062		16,147		327,369		14,525
Total revenue and other income	Ps.	511,125	€.	24,064	Ps.	517,528	€.	22,564
Total cost and expenses		433,959		20,431		445,945		19,443
Net income	Ps.	50,424	€.	2,374	Ps.	48,280	€.	2,105
Net income attributable to equity holders		46,006		2,166		43,877		1,913
Other comprehensive income		3,951		186		(1,170)		(51)
Total comprehensive income	Ps.	54,375	€.	2,560	Ps.	47,111	€.	2,054
Total comprehensive income attributable to equity holders		49,447		2,328		42,615		1,858

(1)
Following the IFRS Interpretations Committee agenda decision in January 2019 regarding tax deposits (relating to taxes other than income tax), Heineken Group changed its accounting policy with regards to payments relating to contingent liabilities. This change in accounting policy has been recognised retrospectively in Heineken Financial Statements and increased equity as at 1 January 2018 by €.157 million. The impact on 2018 profit amounts to an increase of €.10 million. For further information please refer to Heineken’s Annual Report.

Reconciliation from the equity of the associate Heineken Group to the investment of the Company.

	December 31, 2019				December 31, 2018
Amounts in millions	Peso		Euro		Peso		Euro
Equity attributable to equity holders of Heineken (1)	Ps.	341,062	€.	16,147	Ps.	323,608	€.	14,358
Economic ownership percentage		14.76%		14.76%		14.76%		14.76%

Investment in Heineken investment exclusive of goodwill and other adjustments	Ps.	50,341	€.	2,383	Ps.	47,765	€.	2,119
Effects of fair value determined by purchase price allocation		14,839		703		15,846		703
Goodwill		18,609		881		19,850		881

Heineken investment	Ps.	83,789	€.	3,967	Ps.	83,461	€.	3,703

(1)	Related to the change in Heineken’s accounting policy mentioned in the table above, the Company recognized the accumulated effects as of January 1, 2019.

As of December 31, 2019 and 2018, the fair value of Company’s investment in Heineken N.V. Holding and Heineken N.V. represented by shares equivalent to 14.8% of its outstanding shares amounted to Ps. 164,504 (€. 7,769 million) and Ps. 145,177(€. 6,441 million) based on quoted market prices of those dates. As of April
24
, 2020, fair value amounted to €. 6,
152
 million.
During the years ended December 31, 2019, 2018 and 2017, the Company received dividends distributions from Heineken Group, amounting to Ps. 3,031, Ps. 2,872 and Ps. 3,250, respectively.
For the years ended December 31, 2019, 2018 and 2017 the equity earnings recognized for associates of Coca-Cola FEMSA was Ps. 84, Ps. 44 and Ps. 235, respectively.
For the years ended December 31, 2019, 2018 and 2017 the equity (loss) earnings recognized for joint ventures of Coca-Cola FEMSA was a loss of Ps. 215, Ps. 270 and Ps. 175, respectively.
For the year ended December 31, 2019, 2018 and 2017, the Company’s share of other comprehensive income from equity investees, net of taxes are as follows:

	2019		2018		2017
Items that may be reclassified to consolidated net income:
Valuation of the effective portion of derivative financial instruments	Ps.	—	Ps.	(355)	Ps.	252
Exchange differences on translating foreign operations		1,058		(5)		(2,265)

Total	Ps.	1,058	Ps.	(360)	Ps.	(2,013)

Items that may not be reclassified to consolidated net income in subsequent periods:

Remeasurements of the net defined benefit liability	Ps.	(389)	Ps.	597	Ps.	69